Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities:
Net loss	$ (96,923)	$ (55,660)	$ (228,295)
Adjustments:
Depreciation and amortization	6,675	6,544	7,283
Impairment losses	1,283		40,523
Financing income, net	(42,183)	(46,281)	(1,769)
(Loss) gain from revaluation of financial liabilities accounted at fair value	32	461	(4,516)
Loss (gain) from revaluation of financial assets accounted at fair value	52,256	(23,462)	62,791
Loss from disposal of property plant and equipment and right-of-use assets	67	326	948
Increase in deferred tax		(11)	(581)
Share-based payments	13,883	20,101	32,563
Other	150	164	166
Total adjustments	32,163	(42,158)	137,408
Changes in assets and liabilities:
Decrease (increase) in inventory	387	(340)	(4,603)
Decrease (increase) in other receivables	6,078	(5,775)	(1,978)
Decrease (increase) in trade receivables	2,950	(5,603)	(1,992)
Increase (decrease) in other payables	(1,150)	4,856	5,281
Increase (decrease) in employee benefits	(562)	(1,478)	1,497
Increase in trade payables	47	1,089	628
Changes in assets and liabilities	7,750	(7,251)	(1,167)
Net cash used in operating activities	(57,010)	(105,069)	(92,054)
Cash flow from investing activities:
Change in bank deposits	100,530	(189,060)	141,555
Interest received	42,806	41,529	17,465
Change in restricted bank deposits	(377)	(27)	(327)
Acquisition of property plant and equipment	(2,196)	(9,098)	(9,388)
Acquisition of intangible asset	(711)	(1,524)
Acquisition of subsidiaries, net of cash acquired			(31,057)
Payment of a liability for contingent consideration in a business combination		(9,255)	(10,708)
Acquisition of financial assets in fair value through profit and loss			(177,775)
Decrease in deposit in escrow			3,362
Other		835	(800)
Net cash from (used in) investing activities	140,052	(166,600)	(67,673)
Cash flow from financing activities:
Lease payments	(4,524)	(4,823)	(4,151)
Bank loan repayment	(180)	(536)	(406)
Proceeds from non-controlling interests	555	1,089	510
Amounts recognized in respect of government grants liability	(180)	(298)	(221)
Payments of share price protection recognized in business combination	(363)	(4,459)	(1,005)
Repurchase of treasury shares	(69,755)	(96,387)
Net cash used in financing activities	(74,447)	(105,414)	(5,273)
Increase (decrease) in cash and cash equivalents	8,595	(377,083)	(165,000)
Cash and cash equivalents at beginning of the year	309,571	685,362	853,626
Effect of exchange rate fluctuations on cash	(997)	1,292	(3,264)
Cash and cash equivalents at end of the year	317,169	309,571	685,362
Non-cash transactions:
Intangible asset acquired on credit		711
Property plant and equipment acquired on credit	69	214	52
Recognition of a right-of-use asset	$ 1,275	$ 929	$ 15,196